 ANNUAL REPORT
SEPTEMBER 30, 2001

Dear Shareholders:

Attached with this letter is the audited Annual Report for The Elite Group: Growth & Income, Income, and New Opportunity Funds.
The fiscal year for the Elite Funds ended September 30th, completing our fourteenth year. Many of you have been invested with us for the majority of those years and some of you are fairly new. We sincerely appreciate everyone’s support and patronage.

The Elite Growth & Income Fund
The financial statements that make up the Annual Report give us the opportunity to review what has happened and gain some insight into what may happen. Looking back on fiscal 2001, the Growth & Income Fund was down 11.07%. This compares positively with the S&P 500 and our peers, which were down 26.63% and 26.52%, respectively.

The last twelve months have seen a unique set of circumstances that have negatively impacted the stock market. A combination of the bursting of the technology speculative bubble, an economy in recession, and the terrorist attack of September 11th are enough to break any stock market. We feel fortunate that the Growth & Income Fund is only down 11.07%.

We don’t know what the next twelve months have in store for investors, but we believe it is extremely unlikely that the news will be as negative as in the past twelve months. It appears to us that the pieces of the puzzle are in place for the markets to move higher. Massive Federal stimulus, negative investor psychology, and the fact that we hold high quality growth stocks gives us considerable confidence that we will be moving higher over the next twelve months.

The Elite Income Fund
A beneficiary of the stress in the stock market was the bond market. Our Elite Income Fund was up 11.14% for the fiscal year ending September 30, 2001.

Think of money as water. When investors become concerned about the stability of the stock market, money flows to low-risk investments. As a result of this shift, bond prices increase and interest rates fall. Also helping bond investors is the fact that the Federal Reserve continues to cut short-term interest rates. In 2001, the Income Fund continued to do its job of diversifying portfolios and protecting assets.

The Elite New Opportunity Fund
The New Opportunity Fund was right in the middle of the turmoil surrounding the decline of the market. The intent of the “New Op” fund was to be aggressive and look for opportunities in high growth companies. Unfortunately, being aggressive carries with it a high degree of risk. That risk resulted in a decline of 47.2% for the eight and a half months the fund was in existence. The fund will always be a high-risk investment, but for all the reasons cited above, we believe the worst is behind us and this Fund should do well in a recovering stock market.

It is always our intent to keep our investors well informed. So, if you have any questions with respect to the Annual Report or your account, please don’t hesitate to call.

Warm Regards,

Richard McCormick & John McCormick

The following Data is a numeric representation of the benchmark comparitive graph presented in the Annual Report to shareholders.

Elite Growth & Income Fund  10000 10750 12206 13646 16364 20333 27381 26061 28044 34562 30736
Standard & Poors 500 Index  10000 11102 12542 13003 16867 20294 28501 31080 39721 44996 33013
Lipper: Multi-cap Core           10000 10982 12735 13100 16124 18953 25839 25824 32355 39337 28905

Elite Income Fund               10000 10867 11890 11406 12838 13324 14549 16505 16246 17306 19234
Lehman Intermediate Govt. Index 10000 11246 12105 11924 13188 13860 14945 16531 16619 17651 19922
Lehman Short-term Govt. Index   10000 10991 11534 11667 12622 13337 14254 15384 15755 16677 18456

Elite New Opportunity Fund      10000 5171
Standard & Poors 500 Index  10000 7622
Lipper: Multi-cap Growth Funds  10000 6148
4 REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS To the Shareholders and Board of Trustees The Elite Group

We have audited the accompanying statements of assets and liabilities of The Elite Growth and Income Fund, The Elite Income Fund, and The Elite New Opportunity Fund, each a series of shares of beneficial interest of The Elite Group, including the portfolios of investments as of September 30, 2001, and the related statements of operations for the year or period then ended, the statements of changes in net assets and the financial highlights for the periods indicated there. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Elite Growth and Income Fund, The Elite Income Fund, and The Elite New Opportunity Fund as of September 30, 2001, the results of their operations for the year or period then ended, the changes in their net assets and the financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER Philadelphia, Pennsylvania October 10, 2001 5 PORTFOLIO OF INVESTMENTS THE ELITE GROWTH & INCOME FUND September 30, 2001 Market Value Shares Note 2A -------- Common Stock 93.6% Capital Goods 15.6% --------------------- 48,000 General Electric $1,785,600 50,000 Goodrich Corporation 974,000 80,000 Symbol Technologies 839,200 60,000 Tyco International 2,730,000 100,000 United Rentals* 1,734,000 40,000 York International 1,145,600 Total Capital Goods 9,208,400 Consumer Goods 15.5% ---------------------- 44,000 Black & Decker 1,372,800 60,000 Fortune Brands 2,010,000 30,000 International Game Technology* 1,275,000 19,600 Johnson & Johnson 1,085,840 40,000 Safeway* 1,588,800 60,000 Starbucks* 896,400 40,000 Univision* 918,000 Total Consumer Goods 9,146,840 Energy 6.0% ------------- 70,000 Calpine* 1,596,700 80,000 Dayton Power & Light 1,945,600 Total Energy 3,542,300 Financial Intermediaries 14.3% -------------------------------- 12,000 American International Group 936,000 40,000 Freddie Mac 2,600,000 32,000 Fannie Mae 2,561,920 15,000 Washington Mutual 577,200 40,000 Wells Fargo 1778000 Total Financial Intermediaries 8,453,120 Health Care 30.0% ------------------- 30,000 American Home Products 1,747,500 60,000 Amerisource Bergen Corp.* 4,257,000 60,000 Cardinal Health 4,437,000 40,000 Elan PLC/ADR* 1,938,000 20,000 Merck & Co. 1,332,000 40,000 Pfizer Inc. 1,604,000 50,000 Schering Plough 1,855,000 40,000 Vaxgen* 500,000 Total Health Care 17,670,500 Technology & Telecommunications 12.2% --------------------------------------- 60,000 Charter Communications* $742,800 130,000 Hotjobs* 776,100 20,000 IBM 1,846,000 42,000 International Recitifier* 1,143,660 24,000 Microsoft* 1,228,080 60,000 Sprint Corp 1,440,600 Total Technology & Telecommunications 7,177,240 Total Value of Common Stock (Cost $37,274,130) 55,198,400 Options - Covered Calls (1.3%) -------------------------------- -60,000 Cardinal Health Call $75.00 12/21/01 (276,000) -42,000 International Recitifer Call $40.00 12/21/01 (32,550) -40,000 Safeway Call $47.50 12/21/01 (13,000) -100,000 United Rentals Call $22.50 12/21/01 (75,000) -60,000 Starbucks Call $20.00 01/18/01 (21,000) -80,000 Symbol Technologies $15.00 01/18/02 (54,000) -40,000 Amerisource Bergen $70.00 02/15/02 (286,000) Total Value of Covered Calls (Cost ($1,239,690)) (757,550) Convertible Securities 5.9% ----------------------------- 180,000 Glenborough Realty $1.93 Preferred 3,463,200 Total Value of Convertible Securities Cost $2,763,447) 3,463,200 Total Investments (cost $38,797,887**) 98.2% 57,904,050 Cash and receivables in excess of liabilities 1.8% 1,047,803 Net Assets 100.0% $58,951,853 ====== ============ At September 30, 2001, unrealized appreciation of securities for Federal Income Tax purposes is as follows: Unrealized appreciation $ 21,519,487 Unrealized depreciation (2,413,324)

Net unrealized appreciation $ 19,106,163 ============== *Non-income producing ** Cost for Federal Income Tax purposes is the same 6 PORTFOLIO OF INVESTMENTS The Elite Income Fund September 30, 2001 Market Value Par Value Maturity Coupon Note 2A ---------- Bonds 92.3% U.S. Government Notes, Bonds & Agencies 33.6% ------------------------------------------------ $990,000 U.S. Treasury Notes 02/15/03 6.250% $1,037,760 500,000 Freddie Mac 09/15/03 3.500% 503,063 500,000 Fannie Mae 01/25/08 6.750% 519,530 4,025,000 U.S. Treasury Bond 05/15/16 7.250% 4,838,807 Total U.S. Government Notes & Bonds 6,899,160 Electric & Gas Utilities 19.6% -------------------------------- 610,000 Entergy Arkansas 03/01/02 7.000% 617,739 1,485,000 Niagara Mohawk Power 09/01/02 5.875% 1,513,069 150,000 Detriot Edison 01/15/03 7.400% 156,596 585,000 Florida Power & Light 02/01/03 6.625% 586,367 240,000 Scottish Power PLC 07/15/04 6.750% 253,189 955,000 PG&E Gas Transmission NW Co. 06/01/05 7.100% 906,579 Total Electric & Gas Utilities 4,033,539 Electric Utilities 22.6% -------------------------- 335,000 Idaho Power 10/01/02 6.850% 346,200 895,000 Ohio Power 04/01/03 6.750% 928,773 430,000 Illinois Power 09/15/03 6.000% 442,135 500,000 Hawaiian Electric 12/05/05 6.660% 493,116 885,000 Appalachian Power 03/01/06 6.800% 932,943 1,500,000 Kentucky Power 11/10/08 6.450% 1,504,893 Total Electric Utilities 4,648,060 Financial / Corporate Bonds 16.5% ----------------------------------- 700,000 Ford Motor Credit 02/15/02 8.200% 711,938 300,000 Safeway Inc 09/15/02 7.000% 307,716 900,000 Heller Financial 10/06/02 6.440% 930,014 145,000 GMAC 09/29/03 7.050% 151,733 105,000 GMAC 02/24/04 8.250% 113,202 500,000 Ford Motor Credit 12/08/05 6.250% 505,226 700,000 GMAC 01/14/09 5.850% 666,090 Total Financial / Corporate Bonds 3,385,919 Total Value of Bonds (Cost $18,072,049) 18,966,678 Shares ------- Convertible Securities 3.7% ----------------------------- 39,500 Glenborough Reality $1.93 Preferred 759,980 Total Value of Convertible Securities 759,980 (Cost $682,008) Total Investments (Cost $18,754,057*) 96.0% 19,726,658 Cash and receivables in excess of liabilities 4.0% 833,696 NET ASSETS 100.0% $20,560,354 ======= ============ At September 30, 2001 unrealized appreciation of securities for Federal Income Tax purposes is as follows: Unrealized appreciation $1,104,709 Unrealized depreciation (132,108) Net unrealized appreciation $972,601 ========== * Cost for Federal Income Tax purposes is the same See Notes to Financial Statements 7 PORTFOLIO OF INVESTMENTS THE ELITE NEW OPPORTUNITY FUND September 30, 2001 Market Value Shares Note 2A -------- Common Stock 93.3% Biotechnology & Health Care 27.1% --------------------------------- 8,000 Antigenics* $102,000 5,700 Celera Genomics Group - Applera Corp.* 137,370 5,000 Elan PLC/ADR* 242,250 5,000 Medimunne* 178,150 5,000 Pharmacia* 202,800 8,000 Vaxgen* 100,000 Total Biotechnology & Health Care 962,570 Business Services 4.0% ------------------------ 5,000 TMP Worldwide* 141,950 Total Business Services 141,950 Capital Goods 10.6% --------------------- 8,000 Flextronics* 132,320 2,000 International Game Technology 85,000 8,000 Symbol Technologies 83,920 2,000 Zebra Technologies* 74,920 Total Capital Goods 376,160 Energy 4.5% ------------- 7,000 Calpine* 159,670 Total Energy 159,670 Media 16.8% ------------- 6,000 AOL Time Warner* 198,600 3,000 Comcast Corp Special clA* 107,610 12,000 Liberty Media Corp Cl. A* 152,400 6,000 Univision* 137,700 Total Media 596,310 Semiconductors 6.9% --------------------- 4,000 Intel* 81,760 6,000 International Rectifier* 163,380 Total Semiconductor 245,140 Software 4.9% --------------- 5,000 Check Point Software* $110,100 11,000 Micromuse * 62,480 Total Software 172,580 Telecommunications 18.5% -------------------------- 5,000 Amdox* 133,250 30,000 Global Crossing* 54,000 10,000 Tycom* 78,500 8,000 Sprint PCS* 210,320 12,000 Worldcom* 180,480 Total Telecommunications 656,550 Total Value of Common Stock (Cost $4,965,735) 3,310,930 Options - Covered Calls -0.4% ------------------------------- -3,000 International Rectifier Call $40.00 12/21/01 (2,325) -5,000 Check Point Software Call $35.00 01/18/02 (6,750) -8,000 Symbol Technologies $15.00 01/18/02 (5,400) Total Value of Covered Calls (Cost ($62,358)) (14,475) Calls Purchased 0.5% ---------------------- 1,000 Gap Limited $12.50 03/15/02 18,500 Total Value of Calls Purchased (Cost $16,300) 18,500 Total Investments (cost $4,919,677**) 93.4% 3,314,955 Cash and receivables in excess of liabilities 6.6% 232,467 Net Assets 100.0% $3,547,422 ====== ========== At September 30, 2001, unrealized depreciation of securities for Federal Income Tax purposes is as follows: Unrealized appreciation $85,603 Unrealized depreciation (1,690,325) Net unrealized depreciation $(1,604,722) ============= * Non-income producing ** Cost for Federal Income Tax purposes is the same See Notes to Financial Statements 8 -------------------------------------------------------------------------------------------------------------- STATEMENT OF ASSETS AND LIABILITIES -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- September 30, 2001 -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- The Elite Growth & The The Elite New Income Fund Elite Opportunity Fund Income Fund -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- Assets: ------- -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- Investments in securities at value (Cost $57,904,050 $19,726,658 $3,314,955 $38,797,887, $18,754,057 and $4,919,677, respectively) (Note 2A, 3) -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- Cash and cash equivalent (Note 2D) 1,027,979 500,686 131,636 -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- Receivables: -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- Interest 2,129 348,664 578 -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- Dividends 134,832 19,133 80 -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- Capital stock sold 13,797 4,314 100,000 -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- Other assets - - 9,542 -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- Total Assets # 59,082,787 20,599,455 3,556,791 -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- Liabilities: ------------ -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- Payables: -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- Investment management fees 50,347 11,864 4,568 -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- Capital stock reacquired 25,984 3,607 - -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- Distributions 52,305 16,062 - -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- Accrued expenses 2,298 7,568 4,801 -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- Total Liabilities 130,934 39,101 9,369 -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- Net Assets: ----------- -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- The Elite Growth & Income Fund - applicable to -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- 2,673,284 shares outstanding $58,951,853 ------------------------------------------------------=================--------------------------------------- ------------------------------------------------------=================--------------------------------------- The Elite Income Fund - applicable to -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- 1,955,906 shares outstanding $20,560,354 --------------------------------------------------------------------------=================------------------- --------------------------------------------------------------------------=================------------------- The Elite New Opportunity Fund - applicable to -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- 671,330 shares outstanding $3,547,422 ---------------------------------------------------------------------------------------------================= ---------------------------------------------------------------------------------------------================= NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER $22.05 $10.51 $5.28 SHARE (net assets / shares outstanding) ------------------------------------------------------=================---=================--================= ------------------------------------------------------=================---=================--================= -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- At September 30, 2001 the components of net assets were as follows: -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- Paid-in capital $39,845,690 $19,709,426 $5,970,433 -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- Accumulated net realized loss on investments - (150,045) (818,289) -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- Undistributed net investment income - 28,372 - -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- Net unrealized appreciation (depreciation) 19,106,163 972,601 (1,604,722) -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- Net Assets $58,951,853 $20,560,354 $3,547,422 ------------------------------------------------------=================---=================--================= ------------------------------------------------------=================---=================--================= -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------- See Notes to Financial Statements -------------------------------------------------------------------------------------------------------------- 9 ------------------------------------------------------------------------------------------------------- STATEMENT OF OPERATIONS ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- For the Year Ended September 30, 2001 ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- The Elite Growth The The Elite New & Income Fund Elite Opportunity Fund* Income Fund ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- Investment Income: ------------------ ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- Income: ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- Interest $100,591 $1,142,104 $14,020 ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- Dividends 841,654 78,880 1,026 ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- Total Income 942,245 1,220,984 15,046 ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- Expenses: ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- Investment management fee 661,804 131,705 40,468 ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- Transfer agent fees 32,068 15,511 7,640 ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- Custodian fees 15,524 6,128 6,434 ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- Professional fees 24,618 4,035 - ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- Trustee fees and expenses 14,400 4,720 640 ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- Recordkeeping services 51,887 12,000 20,355 ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- Shareholder reports 5,328 1,093 750 ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- Registration fees and other 7,959 4,955 6,821 ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- Total Expenses 813,588 180,147 83,108 ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- Fees paid indirectly (Note 5) (24,850) - - ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- Fees paid by manager (Note 4) - (13,003) (7,127) ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- Net Expenses 788,738 167,144 75,981 ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- Net Investment Income (loss) 153,507 1,053,840 (60,935) ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- Realized and Unrealized Gain (Loss) on Investment Securities and Options ---------------------------------- Contracts --------- ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- Net realized gain (loss): ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- Investment securities 953,965 42,568 (1,024,822) ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- Expired and closed covered call options ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- written (Note 3) 2,469,799 - 206,533 ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- Net realized gain (loss) on investment ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- securities and option contracts 3,423,764 42,568 (818,289) ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- Net increase (decrease) in unrealized ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- appreciation of investment securities (10,885,817) 910,804 (1,604,722) ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- Net increase (decrease) in net assets ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- resulting from operations $(7,308,546) $2,007,212 $(2,483,946) -----------------------------------------------=================--=================--================== -----------------------------------------------=================--=================--================== ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- * Fund commenced operations January 18, 2001. ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------- See Notes to Financial Statements ------------------------------------------------------------------------------------------------------- 10 ---------------------------------------------------------------------------------------------------------------------- STATEMENT OF CHANGES IN NET ASSETS ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- The Elite Growth & Income Fund ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- For the Years Ended September 30 ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- 2001 2000 ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- Operations: ----------- ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- Net investment income $153,507 $279,570 ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- Net realized gain on investment ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- securities and options contracts 3,423,764 3,536,069 ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- Net increase (decrease) in unrealized ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- appreciation of investment securities (10,885,817) 8,864,528 ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- Net increase (decrease) in net assets ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- resulting from operations (7,308,546) 12,680,167 ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- Distributions to Shareholders: ------------------------------ ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- Distributions from net investment income ($0.06 and $0.11 per share, respectively) (153,334) (288,178) ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- Distribution from net realized gains on investment transactions ($1.39 and $1.15 per share, respectively) (3,563,686) (2,798,205) ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- Capital Share Transactions: --------------------------- ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- Increase (decrease) in net assets resulting from capital share transactions (a) 2,970,308 (11,534,161) ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- Total decrease in net assets (8,055,258) (1,940,377) ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- Net Assets: ----------- ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- Beginning of year 67,007,111 68,947,488 ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- End of year (including undistributed net investment income of $58,951,853 $67,007,111 $0 and $15,339, respectively) ----------------------------------------------------------------------==================---------------=============== ----------------------------------------------------------------------==================---------------=============== ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- (a) Transactions in capital stock were as follows: ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- Year Ended Year Ended ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- September September 30, 2001 30, 2000 ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- Shares Value Shares Value ------ ----- ------ ----- ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- Shares sold $7,414,521 $6,577,206 282,730 283,515 ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- Shares issued in reinvestment ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- of distributions 159,474 3,639,007 116,417 3,040,772 ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- 442,204 11,053,528 399,932 9,617,978 ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- Shares redeemed (307,782) (8,083,220) (931,741) (21,152,139) ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- Net Increase (decrease) $2,970,308 $(11,534,161) 134,422 (531,809) ---------------------------------------------------------===========--==================--===========--=============== ---------------------------------------------------------===========--==================--===========--=============== ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------------- See Notes to Financial Statements ---------------------------------------------------------------------------------------------------------------------- 11 ---------------------------------------------------------------------------------------------------------------- STATEMENT OF CHANGES IN NET ASSETS ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- The Elite Income Fund ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- For the Years Ended September 30 ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- 2001 2000 ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- Operations: ----------- ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- Net investment income $1,053,840 $1,242,122 ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- Net realized gain (loss) on investment ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- securities 42,568 (141,041) ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- Net increase in unrealized ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- appreciation of investment securities 910,804 147,087 ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- Net increase in net assets resulting ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- from operations 2,007,212 1,248,168 ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- Distributions to Shareholders: ------------------------------ ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- Distribution from net investment income ($0.58 and $0.59 per share, respectively). (1,060,302) (1,209,572) ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- Capital Share Transactions: --------------------------- ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- Increase (decrease) in net assets resulting from capital share transactions (a) 1,326,380 (7,653,917) ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- Total increase (decrease) in net assets 2,273,290 (7,615,321) ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- Net Assets: ----------- ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- Beginning of year 18,287,064 25,902,385 ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- End of year (including undistributed net investment $20,560,354 $18,287,064 income of $28,372 and $34,834 respectively) ---------------------------------------------------------------==================----------------=============== ---------------------------------------------------------------==================----------------=============== ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- (a) Transactions in capital stock were as follows: ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- Year Ended Year Ended ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- September September 30, 2001 30, 2000 ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- Shares Value Shares Value ------ ----- ------ ----- ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- Shares sold $4,277,306 $3,347,721 412,611 341,291 ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- Shares issued in reinvestment ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- of distributions 94,255 971,984 111,746 1,102,780 ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- 506,866 5,249,290 453,037 4,450,501 ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- Shares redeemed (380,448) (3,922,910) (1,225,103) (12,104,418) ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- Net increase (decrease) $1,326,380 $(7,654,917) 126,418 (772,066) --------------------------------------------------===========--==================--============--=============== --------------------------------------------------===========--==================--============--=============== ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- ---------------------------------------------------------------------------------------------------------------- See Notes to Financial Statements ---------------------------------------------------------------------------------------------------------------- 12 ------------------------------------------------------------------------------------------------------------- STATEMENT OF CHANGES IN NET ASSETS ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- The Elite New Opportunity Fund ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- For the Period Ended September 30, 2001 ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- 2001 ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- Operations: ----------- ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- Net investment loss $(60,935) ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- Net realized loss on investment ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- securities and options contracts (818,289) ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- Net decrease in unrealized ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- appreciation of investment securities (1,604,722) ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- Net decrease in net assets ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- resulting from operations (2,483,946) ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- Capital Share Transactions: --------------------------- ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- Increase in net assets resulting from capital share transactions (a) 6,031,368 ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- Total increase in net assets 3,547,422 ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- Net Assets: ----------- ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- Beginning of period - ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- End of period $3,547,422 --------------------------------------------------------------==================----------------------------- --------------------------------------------------------------==================----------------------------- ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- (a) Transactions in capital stock were as follows: ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- Period Ended ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- September 30, 2001* ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- Shares Value ------ ----- ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- Shares sold $6,132,155 685,950 ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- Shares redeemed (14,620) (100,787) ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- Net Increase $6,031,368 671,330 -------------------------------------------------===========--==================----------------------------- -------------------------------------------------===========--==================----------------------------- ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- * Fund commenced operations January 18, 2001 ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------- See Notes to Financial Statements ------------------------------------------------------------------------------------------------------------- 13 -------------------------------------------------------------------------------------------------------------------------------- FINANCIAL HIGHLIGHTS -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- The Elite Growth & Income Fund -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- For a share outstanding throughout each year -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Year Ended September 30, -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- 2001 2000 1999 1998 1997 -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Net asset value, beginning of year $ 26.39 $ 22.45 $ 21.02 $ 22.25 $ 20.55 -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Income from Investment Operations --------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Net investment income 0.06 0.11 0.18 0.18 0.29 -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Net gain (loss) on securities -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- (both realized and unrealized) (2.95) 5.09 1.43 (1.24) 6.15 -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Total from investment operations (2.89) 5.20 1.61 (1.06) 6.44 -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Less Distributions ------------------ -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Dividends from net investment income (0.06) (0.11) (0.18) (0.17) (0.29) -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Distribution from capital gains (1.39) (1.15) - - (4.45) -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Total Distributions (1.45) (1.26) (0.18) (0.17) (4.74) -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Net asset value, end of year $22.05 $26.39 $22.45 $21.02 $22.25 ----------------------------------------------==============---==============---==============---==============---============== ----------------------------------------------==============---==============---==============---==============---============== -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Total Return (11.07%) 23.24% 7.62% (4.82%) 34.66% -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Ratios / Supplemental Data -------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Net asset value, end of year (in 000's) $58,952 $67,007 $68,947 $72,271 $67,719 -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Ratio of expenses to average net assets* 1.25% 1.23 1.27 1.23 1.30 -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Ratio of net investment income to -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- average net assets 0.23% 0.45% 0.75% 0.71% 1.41% -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Portfolio turnover 121.67% 98.83% 133.11% 138.49% 115.80% -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- --------------------------------------------------------------------------------------------------------------------------------

* Ratio reflects fees paid through a directed brokerage arrangement. The expense ratios for 2001, 2000, 1999, 1998, and 1997 after reduction of fees paid through the directed brokerage arrangement were 1.19%, 1.11%, 1.12%, 1.15%, and 1.27% respectively.

-------------------------------------------------------------------------------------------------------------------------------- 14 -------------------------------------------------------------------------------------------------------------------------------- FINANCIAL HIGHLIGHTS -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- The Elite Income Fund -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- For a share outstanding throughout each year -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Year Ended September 30, -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- 2001 2000 1999 1998 1997 -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Net asset value, beginning of year $ 10.00 $ 9.96 $ 10.72 $ 10.00 $ 9.73 -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Income from Investment Operations --------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Net investment income 0.57 0.61 0.59 0.59 0.60 -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Net gain (loss) on securities -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- (both realized and unrealized) 0.52 0.02 (0.76) 0.72 0.27 -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Total from investment operations 1.09 0.63 (0.17) 1.31 0.87 -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Less Distributions ------------------ -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Dividends from net investment income (0.58) (0.59) (0.59) (0.59) (0.60) -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Total Distributions (0.58) (0.59) (0.59) (0.59) (0.60) -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Net asset value, end of year $10.51 $10.00 $9.96 $10.72 $10.00 ----------------------------------------------==============---==============---==============---==============---============== ----------------------------------------------==============---==============---==============---==============---============== -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Total Return 11.10% 6.51% (1.62%) 13.44% 9.20% -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Ratios / Supplemental Data -------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Net asset value, end of year (in 000's) $20,560 $18,287 $25,902 $30,841 $16,312 -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Ratio of expenses to average net assets 0.96* 1.02%* 0.95%* 0.92% 0.96% -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Ratio of net investment income to -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- average net assets 5.60% 5.78% 5.60% 5.63% 6.01% -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- Portfolio turnover 6.03% 5.55% 33.01% 21.41% 37.60% -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- --------------------------------------------------------------------------------------------------------------------------------

*Ratio reflects expenses prior to reimbursement from manager. Expense ratio after reimbursement was 0.84%, 0.95% and 0.86% for 2001, 2000 and 1999, respectively.

-------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------------- See Notes to Financial Statements -------------------------------------------------------------------------------------------------------------------------------- 15 ------------------------------------------------------------------------------------------------------------------------ FINANCIAL HIGHLIGHTS ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ The Elite New Opportunity Fund ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ For a share outstanding throughout the period ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ Period Ended September 30, 2001* ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ Net asset value, beginning of period $ 10.00 ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ Income from Investment Operations --------------------------------- ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ Net investment loss (0.09) ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ Net loss on securities ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ (both realized and unrealized) (4.63) ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ Total from investment operations (4.72) ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ Net asset value, end of period $ 5.28 -----------------------------------------------==============----------------------------------------------------------- -----------------------------------------------==============----------------------------------------------------------- ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ Total Return (47.20%) ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ Ratios / Supplemental Data -------------------------- ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ Net asset value, end of period (in 000's) $3,547 ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ Ratio of expenses to average net assets 3.01%** (a) ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ Ratio of net investment income to ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ average net assets (2.21%)** ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ Portfolio turnover** 156.76% ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ * Fund commenced operations on January 18, 2001 ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ ** Annualized ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ (a) Ratio reflects expenses prior to reimbursement by manager. Expense ratio after reimbursement was 2.76% ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------------------------------ See Notes to Financial Statements ------------------------------------------------------------------------------------------------------------------------ 16 NOTES TO FINANCIAL STATEMENTS September 30, 2001 Note 1 - Organization

The Elite Growth and Income Fund, The Elite New Opportunity Fund, and The Elite Income Fund (the “Funds”) are three series of shares of beneficial interests of The Elite Group (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in Massachusetts as a business trust on August 8, 1986. The Trust is authorized to issue an unlimited number of no par shares of beneficial interest of any number of series. Currently, the Trust has authorized only the three series above. The Elite Growth & Income Fund’s investment objective is to maximize total returns through an aggressive approach to the equity and debt securities markets. The Elite New Opportunity Fund’s investment objective is to seek capital appreciation. The Elite Income Fund’s investment objective is to achieve the highest income return obtainable over the long term commensurate with investments in a diversified portfolio consisting primarily of investment grade debt securities.

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price. Securities which are traded over-the-counter are valued at the bid price. Securities for which reliable quotations are not readily available are valued at their respective fair value as determined in good faith by, or under procedures established by the Board of Trustees.

B. Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all its taxable income to its shareholders. Therefore no federal income tax provision is required.

As of September 30, 2001 for Federal Income tax purposes, the Elite Income Fund had $137,892 of capital loss carryovers, expiring September 30, 2009, which may be applied against future net taxable gain of each succeeding year until the earlier of its utilization or its expiration.

C. Option Accounting Principles (The Elite Growth & Income Fund and the Elite New Opportunity Fund) - When the Fund sells an option, an amount equal to the premium received by the Fund is included as an asset and an equivalent liability. The amount of the liability is marked-to-market to reflect the current market value of the options written. The current market value of a traded option is the last sale price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium received. The Elite Growth & Income Fund as a writer of an option may have no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

D. Cash Equivalent - Consists of investment in mutual fund money market accounts.

E. Other - As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on debt securities purchased are amortized in accordance with tax regulations. In order to comply with new accounting standards mandated by the latest AICPA Accounting and Audit Guide for Audits of Investment Companies (dated December 1, 2000) both premiums and discounts on debt securities will be amortized using the interest method for the fiscal year beginning October 1, 2001. This change will have no effect on the Fund’s net assets. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles

NOTES TO FINANCIAL STATEMENTS September 30, 2001 - Continued generally accepted in the United States of America. These differences are primarily due to differing treatments for post - October losses. Interest income and estimated expenses are accrued daily.

F. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

On September 30, 2001 The Elite Growth & Income Fund decreased undistributed net investment income by $15,512, increased undistributed capital gains by $57,865 and decreased paid-in-capital by $42,353 due to differing book/tax treatment of distributions. The Elite New Opportunity Fund increased undistributed net investment income by $60,935 and decreased paid-in-capital by $60,935 due to the Fund experiencing a net investment loss during the year.

Note 3 - Purchases and Sales of Securities

For the year ended September 30, 2001, purchases and sales of securities, other than options and short-term notes were as follows:

Purchases Sales The Elite Growth and Income Fund $81,043,786 $79,891,167 The Elite Income Fund $4,021,687 $1,080,428 The Elite New Opportunity Fund $11,892,961 $5,842,952

For The Elite Growth & Income Fund, transactions in covered call options written were as follows:

Number of Contracts* Premiums ---------------- -------------------- ---------------- -------------------- Options outstanding on September 30, 2000 3,295 $ 1,959,770 Options written 31,314 12,513,908 Options terminated in closing purchase transactions (28,299) (12,271,118) Options exercised (400) (146,035) Options expired (1,690) (816,835) ---------------- -------------------- ---------------- -------------------- Options outstanding on September 30, 2001 4,220 $1,239,690 ================ ==================== * Each contract represents 100 shares of common stock

For The Elite New Opportunity Fund, transactions in covered call options written were as follows:

Number of Contracts* Premiums ---------------- -------------------- ---------------- -------------------- Options outstanding on September 30, 2000 0 $ 0 Options written 2,900 935,684 Options terminated in closing purchase transactions (2,110) (727,911) Options exercised (280) (59,452) Options expired (350) (85,963) ---------------- -------------------- ---------------- -------------------- Options outstanding on September 30, 2001 60 $ 62,358 ================ ==================== * Each contract represents 100 shares of common stock NOTES TO FINANCIAL STATEMENTS September 30, 2001 - Continued Note 4 - Investment Management Fee and Other Transactions with Affiliates

The Funds retain McCormick Capital Management Inc. as their Investment Manager. Under an Investment Management Agreement, the Investment Manager furnishes each Fund with investment advice, office space and salaries of non-executive personnel needed by the Funds to provide general office services. As compensation for its services, the Manager is paid a monthly fee based upon the average daily net assets of each Fund. For The Elite Growth & Income Fund, The Elite Income Fund, and The Elite New Opportunity Fund, the rates are 1%, 7/10 of 1%, and 1.5%, respectively, up to $250 million; 3/4 of 1%, 5/8 of 1%, and 1.25% over $250 million up to $500 million; and ½ of 1%, ½ of 1% and ¾ of 1% respectively, over $500 million for each Fund.

The Manager may voluntarily reimburse a portion of the operating expenses of a Fund for any fiscal year (including management fees, but excluding taxes, interest and brokerage commissions). Voluntary reimbursements may cease at any time without prior notice.

NOTE 5 - Directed Brokerage Arrangement

In an effort to reduce the total expenses of the Funds, a portion of the operating expenses may be paid through an arrangement with a third-party broker-dealer who is compensated through commission trades. Payment of the operating expenses by the broker-dealer, is based on a percentage of commissions earned. Expenses paid under this arrangement during the year ended September 30, 2001 was $24,850.

NOTE 6 - Concentration

Although the funds have a diversified investment portfolio, there are certain credit risks due to the manner in which the portfolio is invested, which may subject the funds more significantly to economic changes occurring in certain industries or sectors. The Elite Growth & Income Fund has investments in excess of 10% in capital goods, consumer goods, financial intermediaries, health care, and technology and telecommunications industries. The Elite Income Fund has investments in excess of 10% in the electric and gas utilities and financial industries. The Elite New Opportunity Fund has investments in excess of 10% in the biotechnology & healthcare, capital goods, media, and telecommunications industries.